Note 11 - Share Capital - Weighted Average Number of Shares Outstanding (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Net earnings	$ 48,656	$ 17,594
Basic weighted average number of shares outstanding (in shares)	102,486,986	98,420,906
Stock options (in shares)	51,971	96,894
Restricted and performance share units (in shares)	93,007	39,815
Diluted weighted average number of shares outstanding (in shares)	102,631,964	98,557,615
Diluted earnings per share (in dollars per share)	$ 0.47	$ 0.18